Leases (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Leases (Textual)
Operating lease liabilities	$ 567
Operating lease agreements options to extend, description	As of June 30, 2019, the Company's operating lease agreements have remaining lease term ranging from 1.4 years to 8.8 years, including options to extend part of the lease agreements for additional 2 years and up to 5 years.